November 29, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:	Ms. Alison White
Mr. Derek Newman

Re:	SBL Fund (File Nos. 002-59353 and 811-02753)
Security Equity Fund (File Nos. 002-19458 and 811-01136)
Security Income Fund (File Nos. 002-38414 and 811-02120)
Security Large Cap Value Fund (File Nos. 002-12187 and 811-00487)
Security Mid Cap Growth Fund (File Nos. 002-32791 and 811-01316) (the “Registrants”)

Ladies and Gentlemen:

On behalf of the Registrants, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 (“1934 Act”) a definitive Joint Proxy Statement, form of proxy and other soliciting materials (“Proxy Materials”) relating to a Special Joint Meeting of Shareholders of the series of the Registrants (the “Funds”). No fees are required with this filing.

The Registrants wish to respond by this letter to comments of the U.S. Securities and Exchange Commission (“SEC”) staff on the preliminary Proxy Materials filed pursuant to Rule 14a-6 under the 1934 Act on November 14, 2013. The comments were conveyed orally by Ms. White of the Division of Investment Management (the “Division”) via telephone to Julien Bourgeois and Stephen Cohen at Dechert LLP on November 19, 2013 and Mr. Newman of the Division via telephone to Stephen Cohen at Dechert LLP on November 22, 2013.

Throughout this letter, capitalized terms have the same meaning as in the Proxy Materials, unless otherwise noted. A summary of the SEC staff’s comments, followed by the responses of the Registrants, is set forth below:

1.	Comment: Please include standard Tandy representation language in your transmittal letter for your upcoming filing.

Response: Each Registrant agrees to make the following representations:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	the staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and

•	the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws.

2.

Comment: On page iii of the Joint Proxy Statement, please consider adding the language from page 27 of the Joint Proxy Statement that “no material change would be made to the manner in which a Fund invests or operates without prior Board approval and an appropriate amendment to the Fund’s prospectus and/or SAI, if necessary” to supplement the statement that no changes will be made to the investment objectives, policies (other than the fundamental investment policies discussed in the Joint Proxy Statement) strategies and risks of each Fund.

Response: We have made the requested change.

3.

Comment: On page iv of the Joint Proxy Statement, please add a sentence in response to the question regarding Proposal 3 that the proposed changes to the fundamental investment policies are not expected to change the way the Funds are managed.

Response: We have implemented the requested change by adding the following:

With the exception of the changes relating to Guggenheim Macro Opportunities Fund and Series M (Macro Opportunities Series) under Proposal 3.A (regarding diversification), no material change would be made to the manner in which a Fund invests or operates without prior Board approval and an appropriate amendment to the Fund’s prospectus and/or SAI, if necessary.

4.	Comment: Please add a section relating to the costs of the meeting to the “Questions and Answers” section beginning on page i of the Joint Proxy Statement.

Response: As noted at the beginning of the “Questions and Answers” section on page i, by its very nature, the section is a summary and is not intended to be as detailed as the discussion in the Joint Proxy Statement. We believe that discussing the topic would be too detailed for the summary “Questions and Answers” section and most of the costs are already incurred by the time shareholders receive proxy materials. In addition, there is no requirement under Schedule 14A to include a discussion of proxy costs in the “Questions and Answers” section, or a requirement to even have a “Questions and Answers” section. Therefore, no change has been made in response to this comment.

5.

Comment: In the list of the proposals on page 1 of the Joint Proxy Statement, please more clearly demarcate the Funds that are currently “diversified” and are proposed to become “non-diversified” in Proposal 3.A relating to the changes to the fundamental investment policies regarding diversification.

Response: We have implemented the requested change by including a separate sub-heading under Proposal 3.A for Guggenheim Macro Opportunities Fund and Series M, which are the Funds that are currently “diversified” and are proposed to become “non-diversified.”

6.	Comment: Please clarify the statement on page 4 of the Joint Proxy Statement that the proposed changes would allow the Funds’ greater flexibility by adding the statement that “no material change would be made to the manner in which a Fund invests or operates without prior Board approval and an appropriate amendment to the Fund’s prospectus and/or SAI, if necessary.”

Response: We have made the requested change.

7.

Comment: Please revise the sentence on page 5 of the Joint Proxy Statement to read: “A uniform set of policies should reduce the risk of shareholder confusion and facilitate compliance and Board oversight.”

Response: We have made the requested change.

8.	Comment: Please note on page 7 preceding the table of information regarding the Nominees and Current Directors that none of the Nominees would be “interested persons” under the 1940 Act.

Response: We have implemented the requested change by adding “Each Nominee would not be deemed to be an “interested person,” as that term is defined under the 1940 Act, of the Corporations.”

9.

Comment: Please clarify on page 7 of the Joint Proxy Statement the statement that “[a]t the Meeting, the persons named in the proxy intend to vote (unless directed not to vote) FOR the election of” the Nominees.

Response: We have implemented the requested change by revising the language to state that “[a]t the Meeting, if a proxy is received and is executed properly, but there is no voting instruction, the persons named in the proxy intend to vote FOR the election of” the Nominees.

10.	Comment: Please revise footnote *** on page 9 to clarify that exchange-traded funds are included in the “Guggenheim Fund Complex.”

Response: We have implemented the requested change by revising footnote *** to read:

***

The “Guggenheim Fund Complex” includes the closed- and open-end funds and exchange-traded funds (including all of their portfolios) advised by the Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”) and funds that have an investment adviser or servicing agent that is an affiliated person of the Investment Manager, including GFIA.

11.

Comment: Please revise footnote ** on page 11 of the Joint Proxy Statement to align the language with the statement on page 6 that Directors serve indefinitely until their successors are duly elected and qualified.

Response: We have implemented the requested change by revising footnote ** to read:

**	This is the period for which each Director began serving each Corporation. Each Director serves an indefinite term, until his or her successor is duly elected and qualified.

12.

Comment: On page 12 of the Joint Proxy Statement, in the discussion of “Board Committees and Meetings” please confirm that there is no valuation committee. If the audit committee performs this function, please state so.

Response: The Board has not delegated its valuation oversight responsibilities to a committee of the Board. The Board oversees valuation at the Board level.

13.	Comment: On page 13 of the Joint Proxy Statement, please provide more recent information regarding the Nominees’ and current Directors’ equity ownership of Fund shares.

Response: We have implemented the requested change by providing the equity ownership information as of September 30, 2013 instead of December 31, 2012.

14.	Comment: On page 13 of the Joint Proxy Statement, please provide the dollar range of equity securities owned in each Corporation individually.

Response: We have implemented the requested change by providing the dollar range of equity securities owned per Corporation by the Nominees and Directors.

15.

Comment: On page 15, the Joint Proxy Statement states that the Board is considering implementing a new compensation structure for the funds overseen by the consolidated board and that a portion of such fees, as determined by the Board, would be allocated to the Funds. Please include information responsive to Item 22(a)(3)(iv), which provides that, if the new compensation structure would, directly or indirectly, establish a new fee or expense or increase any existing fee or expense to be paid by a Fund or its shareholders, a table should be provided showing the current and pro forma fees (with the required examples) using the format prescribed under Item 2 of Form N-1A.

Response: The estimated increase in expenses associated with the Funds’ payment of compensation under the new proposed compensation arrangement would be immaterial from a disclosure standpoint because it amounts to less than 1 basis point of each Fund’s average daily net assets on an annual basis. Therefore, we believe that adding the requested pro forma fee would be confusing and irrelevant to the reader. However, to strictly comply with the item, we have added disclosure to the Joint Proxy Statement noting that new proposed compensation structure is not expected to increase a Fund’s expenses by more than 1 basis point of the Fund’s average daily net assets on an annual basis.

16.	Comment: Please provide a plain English explanation of the “manager of managers” arrangement in the third bullet point on page 23 of the Joint Proxy Statement.

Response: We have revised the third bullet point on page 23 to read:

•	Approval of operation as a “manager of managers” arrangement, which allows the Investment Manager to terminate, enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers without obtaining shareholder approval, subject to Board approval.

17.

Comment: Please confirm the statement on page 26 of the Joint Proxy Statement that each Acquiring Fund will likely have identical investment advisory fees, sales charges, and operating expenses to those of the corresponding Fund.

Response: We confirm that the investment advisory fees, sales charges and operating expenses are estimated to be identical.

18.	Comment: If applicable, please add a bullet-point on page 26 that states that the Board considered cost when considering the Reorganizations.

Response: We have implemented the requested change by adding the following on page 26 of the Joint Proxy Statement as a consideration of the Board: “The Reorganizations will involve certain costs that will be borne by the Funds.”

19.	Comment: Please clarify under Proposal 3 on page 27 of the Joint Proxy Statement that “Fund” also refers to individual series of SBL Fund.

Response: As requested, we have re-defined “Fund” on page 27. The first sentence in Proposal 3 on page 27 now reads:

The 1940 Act requires all mutual funds, including the series of the Corporations (the “Funds”), to adopt “fundamental” investment policies with respect to several specific types of activities.

20.

Comment: In the section beginning on page 27 of the Joint Proxy Statement on Proposal 3 – Changes to Fundamental Investment Policies, please include a discussion of the risks of specific changes, where appropriate.

Response: We have implemented the requested change by revising the discussion of the proposed changes under Proposal 3.D – Real Estate to include the following: “Investments in real estate are subject to the risks of the real estate industry, which is especially sensitive to economic downturn.” Additionally, we have revised the discussion of the proposed changes under Proposal 3.E – Commodities to include the following: “The commodities industries can be significantly affected by the level and volatility of commodity prices and economic conditions.”

21.

Comment: Please remove “as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time” from the proposed fundamental investment policy on diversification on page 28 of the Joint Proxy Statement.

Response: We believe that the proposed fundamental investment policy on diversification is appropriate and is not inconsistent with the 1940 Act or any rules thereunder. Although diversification is defined in the 1940 Act, it is possible that the SEC or another regulatory authority could be granted the ability to interpret or modify that definition in the future and the proposed fundamental investment policy would allow the Funds to adapt accordingly. Further, many other fund groups have similar fundamental investment policies on diversification. Thus, no change was made in response to this comment.

22.

Comment: If applicable, please further specify the reference to municipal securities on page 30 of the Joint Proxy Statement with respect to determining the industry for concentration calculation purposes.

Response: We have implemented the requested change by revising page 30 to refer to “certain municipal securities.”

23.

Comment: Please note in the Joint Proxy Statement the risks of becoming “non-diversified” and undertake to update the prospectus in connection with the proposal to change the classification of Guggenheim Macro Opportunities Fund and Series M from “diversified” to “non-diversified.”

Response: We believe the Joint Proxy Statement discusses these risks in the statement: “[t]herefore, if the proposal is approved, these Funds may invest a large portion of their assets in a small number of issuers, including the Subsidiaries, which may make the Funds more susceptible to risks associated with those issuers than a more diversified portfolio, and the performance of the Funds may be more volatile.” We also note that the Funds have filed with the SEC and mailed to shareholders supplements, which note this proposed change and corresponding risk disclosure. Thus, no change has been made in response to this comment.

24.	Comment: In the sub-section “Cost of the Meeting” on page 36 of the Joint Proxy Statement, please specify what portion of the meeting costs the Funds will bear.

Response: We have implemented the requested change.

25.	Comment: On the form proxy card, please bold the following: “If no specification is made, the proxy card will be voted “FOR” each proposal.”

Response: We have made the requested change.

26.	Comment: On the form proxy card, please add “Loans” to the list of changes to fundamental investment policies to be approved.

Response: We have implemented the requested change.

*    *    *

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

Very truly yours,

/s/ Amy J. Lee
Amy J. Lee

Vice President and Secretary